FAIR VALUE OF FINANCIAL INSTRUMENTS (Details1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ (10,800)	$ (27,000)	$ (59,400)
Change in fair value	1,800	16,200	32,400
Balance	$ (9,000)	$ (10,800)	$ (27,000)